Impact of COVID-19 pandemic (Details) € / shares in Units, € in Millions			1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€) $ / bbl	Mar. 31, 2020 $ / bbl	Oct. 31, 2020 EUR (€) instrument	May 31, 2020 EUR (€)	Aug. 31, 2020 $ / bbl	Mar. 31, 2021 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 EUR (€) $ / bbl instrument € / shares	Dec. 31, 2019 EUR (€) $ / bbl	Dec. 31, 2018 EUR (€)
COVID-19 impact
Brent price per bbl | $ / bbl	50	15			45	60
Percentage of increase (decrease) in Brent oil price									(35.00%)
Percentage of increase (decrease) in price of natural gas									(35.00%)
Increase (decrease) in Standard Eni Refining Margin benchmark									(60.00%)
Long-term Brent price (in 2023 real terms) | $ / bbl	60								60	70
Profit (loss)									€ (8,628)	€ 155	€ 4,137
Impact on profit (loss) of lower realized prices and margins for hydrocarbons									(6,800)
Impact on profit (loss) of lower production volumes and other business impacts caused by the COVID-19 pandemic									(1,000)
Impairment losses									(3,183)	(2,188)	(866)
Inventory write-down									(1,300)
Equity-accounted investments loss									(1,733)	(88)	(68)
Profit (loss) from operating activities									(3,275)	6,432	9,983
Write-down of deferred tax assets									(1,300)
Net cash provided by operating activities									€ 4,822	12,392	€ 13,647
Increase (decrease) in net cash provided by operating activities (as a percent)									(61.00%)
Impact on net cash provided by operating activities of lower prices of hydrocarbons and other scenario effects									€ (6,000)
Impact on net cash provided by operating activities of COVID-19									€ (1,300)
Floor dividend per share | € / shares									€ 0.36
Brent oil price assumption for floor dividend | $ / bbl									43
Net borrowings before IFRS 16	€ 11,568								€ 11,568	11,477
Leverage ratio	0.31								0.31
Liquidity reserve	€ 20,400								€ 20,400
Cash and cash equivalents	9,413								9,413	5,994
Financial assets held for trading	5,502								5,502	6,760
Short-term financing receivables	200								200
Short-term Debt	2,882								2,882	2,452
Current portion of long-term debt	1,909								1,909	€ 3,156
Committed capex	€ 14,675								€ 14,675
Forecast
COVID-19 impact
Brent price per bbl | $ / bbl							55	50
Long-term Brent price (in 2023 real terms) | $ / bbl	60								60	70
Average
COVID-19 impact
Brent price per bbl | $ / bbl									42
Perpetual subordinated bonds
COVID-19 impact
Number of euro-denominated perpetual subordinated hybrid bonds issued | instrument			2						2
Nominal value	€ 3		€ 3,000						€ 3
within 1 year
COVID-19 impact
Committed capex	4,264								4,264
Instalments of leasing contracts	1,100								1,100
Expected dividends to be paid	1,500								1,500
Committed borrowing facilities
COVID-19 impact
Undrawn borrowing facilities	5,295								5,295	€ 4,667
Euro Medium Term Notes
COVID-19 impact
Proceeds from borrowings				€ 2,000
Nominal value	16,257								16,257
Ordinary Bonds
COVID-19 impact
Proceeds from borrowings									3,514
Nominal value	19,313								19,313
Current portion of long-term debt	1,140								1,140	€ 2,642
Other maturing long-term debt
COVID-19 impact
Current portion of long-term debt	€ 1,100								€ 1,100